RELATED-PARTY TRANSACTIONS - Transactions and balances (Details) - Rand Refinery - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Interest in associates (as a percent)	44.40%		33.10%
Dividends received from related parties	R 0.0	R 0.0	R 0.0
Revenue from sale of goods, related party transactions	505.5	616.2
Refining fees paid	(24.8)	(29.1)	(32.5)
Interest income			1.5
Trade payable	R (4.5)	R (3.1)	R (4.0)